[DECHERT LETTERHEAD]

April 2, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Exchange Traded Funds Trust
File Nos. 333-160877 and 811-22320

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Exchange Traded Funds Trust (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to fifteen series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on March 19, 2012.

The Prospectus relating to ten series of the Trust was filed May 13, 2011 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A. The Prospectus relating to five series of the Trust was filed October 28, 2011 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Schubert
Leah Schubert

cc:	John V. O’Hanlon

Mary Beth Rhoden